Summary of Liabilities for Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 33,216	[1],[2]	$ 33,241	[3]
Less reinsurance recoverables	24,822		27,997
Net balance	8,394		5,244
Incurred guarantee benefits	1,553		3,150
Paid guarantee benefits
Net change	1,553		3,150
Net balance	9,947		8,394
Plus reinsurance recoverables	12,615		24,822
Gross balance	22,562	[2]	33,216	[1],[2]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	10,463	[1],[2]	7,572	[3]
Less reinsurance recoverables	2,077		2,336
Net balance	8,386		5,236
Incurred guarantee benefits	1,553		3,150
Paid guarantee benefits
Net change	1,553		3,150
Net balance	9,939		8,386
Plus reinsurance recoverables	1,680		2,077
Gross balance	11,619	[2]	10,463	[1],[2]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	5,174	[1],[2]	3,971	[3]
Less reinsurance recoverables	5,166		3,963
Net balance	8		8
Paid guarantee benefits
Net balance	8		8
Plus reinsurance recoverables	2,333		5,166
Gross balance	2,341	[2]	5,174	[1],[2]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	17,579	[1],[2]	21,698	[3]
Less reinsurance recoverables	17,579		21,698
Paid guarantee benefits
Plus reinsurance recoverables	8,602		17,579
Gross balance	$ 8,602	[2]	$ 17,579	[1],[2]

[1]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.
[2]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.
[3]	Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.